Strategic License Agreements - Changes in Contract Liabilities (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Change in Contract with Customer, Liability [Abstract]
Beginning balance	$ 2,696
Additions	575
Deductions	(3,271)
Ending balance	0	$ 2,696
Beginning Balance	$ 2,696	3,576
Additions		1,449
Deductions		(2,329)
Ending Balance		$ 2,696